Allowance for Loan Losses - Credit Exposures by Internally Assigned Grades (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	$ 945,123	$ 854,479
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	152,473	135,462
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	164,099	161,364
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	425,623	395,931
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	70,498	67,587
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	91,587	50,721
Farm Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	39,461	41,170
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	1,382	2,244
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	899,674	816,760
Pass [Member] | Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	140,842	127,867
Pass [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	155,756	151,659
Pass [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	422,363	393,592
Pass [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	62,628	59,015
Pass [Member] | Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	91,545	50,678
Pass [Member] | Farm Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	25,228	31,814
Pass [Member] | Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	1,312	2,135
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	25,147	17,342
Special Mention [Member] | Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	8,412	4,300
Special Mention [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	1,166	4,016
Special Mention [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	2,321	1,676
Special Mention [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	1,997	1,661
Special Mention [Member] | Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	15	16
Special Mention [Member] | Farm Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	11,236	5,673
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	20,302	20,377
Substandard [Member] | Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	3,219	3,295
Substandard [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	7,177	5,689
Substandard [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	939	663
Substandard [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	5,873	6,911
Substandard [Member] | Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	27	27
Substandard [Member] | Farm Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	2,997	3,683
Substandard [Member] | Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	$ 70	$ 109